Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Principles of Consolidation

        Principles of Consolidation:    The accompanying consolidated financial statements represent the consolidation of the accounts of the Company and its wholly-owned subsidiaries. The subsidiaries are fully consolidated from the date on which control is obtained by the Company.

        The Company also consolidates entities that are determined to be variable interest entities, of which the Company is the primary beneficiary, as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

        Inter-company transaction balances and unrealized gains/(losses) on transactions between the companies are eliminated.

Investments in affiliates

        Investments in affiliates:    The Company's investments in affiliates are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company's proportionate share of earnings or losses and distributions. The Company evaluates its investments in affiliates for impairment when events or circumstances indicate that the carrying value of such investments may have experienced other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered an other than temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Consolidated Statements of Operations.

Use of Estimates

        Use of Estimates:    The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Reclassifications in Other Comprehensive Income/(Loss)

        Reclassifications in Other Comprehensive Income/(Loss):    The Company had the following reclassifications out of Accumulated Other Comprehensive Loss as of December 31, 2017, 2016 and 2015, respectively (in thousands):

		Year ended December 31,
	Location of Reclassification into Income	2017	2016	2015
Amortization of deferred realized losses on cash flow hedges	Net unrealized and realized losses on derivatives	3,694	4,028	4,017
Accelerated amortization of deferred realized losses on cash flow hedges	Net unrealized and realized losses on derivatives	—	7,706	—
Reclassification of unrealized losses to earnings	Net unrealized and realized losses on derivatives	—	184	32,644

Total Reclassifications		$3,694	$11,918	$36,661

Foreign Currency Translation

        Foreign Currency Translation:    The functional currency of the Company is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, the Company's wholly-owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the Consolidated Statements of Operations. The foreign currency exchange gains/(losses) recognized in the accompanying Consolidated Statements of Operations for each of the years ended December 31, 2017, 2016 and 2015 were $0.4 million loss, $0.1 million loss and $0.1 million loss, respectively.

Cash and Cash Equivalents

        Cash and Cash Equivalents:    Cash and cash equivalents consist of interest bearing call deposits, where the Company has instant access to its funds and withdrawals and deposits can be made at any time, as well as time deposits with original maturities of three months or less which are not restricted for use or withdrawal. Cash and cash equivalents of $66.9 million as of December 31, 2017 (December 31, 2016: $73.7 million) comprised cash balances and short-term deposits.

Restricted Cash

        Restricted Cash:    Cash restricted accounts include retention accounts. Certain of the Company's loan agreements require the Company to deposit one- third of quarterly and one-sixth of the semi-annual principal installments and interest payments, respectively, due on the outstanding loan balance monthly in a retention account. On the rollover settlement date, both principal and interest are paid from the retention account. Refer to Note 4, "Restricted Cash".

Accounts Receivable, Net

        Accounts Receivable, Net:    The amount shown as Accounts Receivable, net, at each balance sheet date includes estimated recoveries from charterers for hire and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts based on the Company's history of write-offs, level of past due accounts based on the contractual term of the receivables and its relationships with and economic status of its customers. Bad debts are written off in the period in which they are identified.

Insurance Claims

        Insurance Claims:    Insurance claims represent the claimable expenses, net of deductibles, which are expected to be recovered from insurance companies. Any costs to complete the claims are included in accrued liabilities. The Company accounts for the cost of possible additional call amounts under its insurance arrangements in accordance with the accounting guidance for contingencies based on the Company's historical experience and the shipping industry practices. Insurance claims are included in the consolidated balance sheet line item "Other current assets".

Prepaid Expenses and Inventories

        Prepaid Expenses and Inventories:    Prepaid expenses consist mainly of insurance expenses, and inventories consist of bunkers, lubricants and provisions remaining on board the vessels at each period end, which are valued at cost as determined using the first-in, first-out method. Costs of spare parts are expensed as incurred.

Deferred Financing Costs

        Deferred Financing Costs:    Fees incurred for obtaining new loans and loans that have been accounted for as modified are deferred and amortized over the loans' respective repayment periods using the effective interest rate method and are presented in the consolidated balance sheets as a direct deduction from the carrying amount of debt liability. Additionally, amortization of deferred finance costs amounting to $11.2 million, $12.7 million and $14.0 million is included in interest expenses in the Consolidated Statements of Operations for the years ended December 31, 2017, December 31, 2016 and December 31, 2015, respectively.

Fixed Assets

        Fixed Assets:    Fixed assets consist of vessels. Vessels are stated at cost, less accumulated depreciation. The cost of vessels consists of the contract purchase price and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Otherwise, these expenditures are charged to expense as incurred. Interest costs while under construction are included in vessels' cost.

        The Company has acquired certain vessels in the secondhand market in prior years, all of which were considered to be acquisitions of assets. Following adoption of ASU 2017-01 "Business Combinations (Topic 805)" on January 1, 2018, the Company will evaluate any vessel acquisition in secondhand market will constitute as a business or not. When substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the set is not a business. The following assets will be considered as a single asset for the purposes of the evaluation (i) a tangible asset that is attached to and cannot be physically removed and used separately from another tangible assets (or an intangible asset representing the right to use a tangible asset); (ii) in place lease intangibles, including favorable and unfavorable intangible assets or liabilities, and the related leased assets.

Depreciation

        Depreciation:    The cost of the Company's vessels is depreciated on a straight-line basis over the vessels' remaining economic useful lives after considering the estimated residual value (refer to Note 5, "Fixed Assets, net"). Management has estimated the useful life of the Company's vessels to be 30 years from the year built.

Vessels held for sale

        Vessels held for sale:    Vessels are classified as "Vessels held for sale" when all of the following criteria are met: management has committed to a plan to sell the vessel; the vessel is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of vessels; an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; the sale of the vessel is probable and transfer of the vessel is expected to qualify for recognition as a completed sale within one year; the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be held for sale. As of December 31, 2015, the Company recorded an impairment loss of $2.1 million for the vessel held for sale, which is included under "Impairment loss" in the Consolidated Statements of Operations.

Accounting for Special Survey and Drydocking Costs

        Accounting for Special Survey and Drydocking Costs:    The Company follows the accounting guidance for planned major maintenance activities. Drydocking and special survey costs, which are reported in the balance sheet within "Deferred charges, net", include planned major maintenance and overhaul activities for ongoing certification including the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company follows the deferral method of accounting for special survey and drydocking costs, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey and drydocking, which is two and a half years. If special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off.

        The amortization periods reflect the estimated useful economic life of the deferred charge, which is the period between each special survey and drydocking.

        Costs incurred during the drydocking period relating to routine repairs and maintenance are expensed. The unamortized portion of special survey and drydocking costs for vessels sold is included as part of the carrying amount of the vessel in determining the gain/(loss) on sale of the vessel.

Impairment of Long-lived Assets

        Impairment of Long-lived Assets:    The accounting standard for impairment of long-lived assets requires that long-lived assets and certain identifiable intangibles held and used or disposed of by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In the case of long-lived assets held and used, if the future net undiscounted cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value.

        As of December 31, 2017, the Company concluded that there are no events and circumstances, which may trigger the existence of potential impairment of the Company's vessels. As of December 31, 2016 and December 31, 2015, the Company concluded that events and circumstances triggered the existence of potential impairment of its long-lived assets. These indicators included loss of a charterer, volatility in the spot market and decline in the vessels' market values, as well as the potential impact the current marketplace may have on its future operations. As a result, the Company performed step one of the impairment assessment of the Company's long-lived assets by comparing the undiscounted projected net operating cash flows for each vessel to its carrying value. The Company's strategy is to charter its vessels under multi-year, fixed rate period charters that range from less than 1 to 18 years for vessels in its fleet, providing the Company with contracted stable cash flows. The significant factors and assumptions the Company used in its undiscounted projected net operating cash flow analysis included, among others, operating revenues, off-hire revenues, drydocking costs, operating expenses and management fees estimates. Revenue assumptions were based on contracted time charter rates up to the end of life of the current contract of each vessel as well as the estimated average time charter equivalent rates for the remaining life of the vessel after the completion of its current contract. The estimated daily time charter equivalent rates used for non-contracted revenue days are based on a combination of (i) recent charter market rates, (ii) conditions existing in the containership market as of December 31, 2016 and December 31, 2015 in relation to laid up vessels; (iii) historical average time charter rates, based on publications by independent third party maritime research services, and (iv) estimated future time charter rates, based on publications by independent third party maritime research services that provide such forecasts. Recognizing that the container transportation industry is cyclical and subject to significant volatility based on factors beyond the Company's control, management believes the use of revenue estimates, based on the combination of factors (i) to (iv) above, to be reasonable as of the reporting date. In addition, the Company used an annual operating expenses escalation factor and estimates of scheduled and unscheduled off-hire revenues based on historical experience. All estimates used and assumptions made were in accordance with the Company's internal budgets and historical experience of the shipping industry.

        As of December 31, 2016 and December 31, 2015, the Company's assessment concluded that step two of the impairment analysis was required for certain of its vessels, as undiscounted projected net operating cash flows of certain vessels did not exceed the carrying value of the respective vessels. Fair value of each vessel was determined with the assistance from valuations obtained by third party independent shipbrokers (on the basis of a commercial transaction between a willing buyer and a willing seller). As of December 31, 2016 and December 31, 2015, the Company recorded an impairment loss of $415.1 million and $39.0 million, respectively for its vessels mainly due to the decrease in the estimated average time charter equivalent rates for the remaining life of the vessels, after the completion of their current contracts. The impairment loss is included under "Impairment loss" in the Consolidated Statements of Operations.

Investments in Debt Securities

        Investments in Debt Securities:    The Company classified its debt securities originally as held-to-maturity based on management's positive intent and ability to hold to maturity and were reported at amortized cost, subject to impairment up until December 31, 2016.

        During 2017, the Company sold a portion of its debt securities, originally classified as held to maturity and as such reclassified remaining held to maturity debt securities into the available for sale category. The transfer between the categories is accounted for at fair value. The unrealized holding gain/(loss) upon transfer from held to maturity category to available for sale category is recorded in accumulated other comprehensive income/(loss). Available for sale securities are carried at fair value with net unrealized gain/(loss) included in accumulated other comprehensive income/(loss), subject to impairment. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Interest income, including amortization of premiums and accretion of discounts are recognized in the interest income in the consolidated statements of operations. Upon sale, realized gain/(loss) is recognized in the consolidated statement of operations based on specific identification method. Management evaluates securities for other than temporary impairment on a quarterly basis. An investment is considered impaired if the fair value of the investment is less than its amortized cost. Consideration is given to: 1) if the Company intends to sell the security (that is, it has decided to sell the security); 2) it is more likely than not that the Company will be required to sell the security before the recovery of its entire amortized cost basis; or 3) a credit loss exists—that is, the Company does not expect to recover the entire amortized cost basis of the security (the present value of cash flows expected to be collected is less than the amortized cost basis of the security).

Investments in Equity Securities

        Investments in Equity Securities:    The Company classifies its equity securities of ZIM at cost as the Company does not have the ability to exercise significant influence. Equity securities of HMM were acquired and held principally for the purpose of resale in the near term and were classified as trading securities based on management's intention on the date of acquisition and were recorded at fair value based on quoted market prices with changes in fair value and realized gains/(losses) presented under "Other income/(expenses), net" in the Consolidated Statements of Operations. The Company sold equity securities of HMM during 2016.

        Management evaluates the equity security for other than temporary impairment on a quarterly basis. An investment is considered impaired if the fair value of the investment is less than its cost. Consideration is given to significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee, significant adverse change in the regulatory, economic, or technological environment of the investee, significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates, as well as factors that raise significant concerns about the investee's ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants.

Pension and Retirement Benefit Obligations-Crew

        Pension and Retirement Benefit Obligations-Crew:    The crew on board the companies' vessels serve in such capacity under short-term contracts (usually up to seven months) and accordingly, the vessel-owning companies are not liable for any pension or post-retirement benefits.

Accounting for Revenue and Expenses

        Accounting for Revenue and Expenses:    Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements, as service is performed. The Company earns revenue from bareboat and time charters. Bareboat and time charters involve placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under a time charter, the daily hire rate includes the crew, lubricants, insurance, spares and stores. Under a bareboat charter, the charterer is provided only with the vessel.

Voyage Expenses

        Voyage Expenses:    Voyage expenses include port and canal charges, bunker (fuel) expenses (bunker costs are normally covered by the Company's charterers, except in certain cases such as vessel re-positioning), address commissions and brokerage commissions. Under multi-year time charters and bareboat charters, such as those on which the Company charters its containerships and under short-term time charters, the charterers bear the voyage expenses other than brokerage and address commissions. As such, voyage expenses represent a relatively small portion of the vessels' overall expenses.

Vessel Operating Expenses

        Vessel Operating Expenses:    Vessel operating expenses include crew wages and related costs, the cost of insurance, expenses for repairs and maintenance, the cost of spares and consumable stores, tonnage taxes and other miscellaneous expenses. Aggregate expenses increase as the size of the Company's fleet increases. Under multi-year time charters, the Company pays for vessel operating expenses. Under bareboat charters, the Company's charterers bear most vessel operating expenses, including the costs of crewing, insurance, surveys, drydockings, maintenance and repairs.

General and administrative expenses

        General and administrative expenses:    General and administrative expenses include management fees paid to the vessels' manager (refer to Note 12, "Related Party Transactions"), audit fees, legal fees, board remuneration, executive officers compensation, directors & officers insurance and stock exchange fees.

Repairs and Maintenance

        Repairs and Maintenance:    All repair and maintenance expenses are charged against income when incurred and are included in vessel operating expenses in the accompanying Consolidated Statements of Operations.

Dividends	Dividends: Dividends, if any, are recorded in the Company's financial statements in the period in which they are declared by the Company's board of directors.
Segment Reporting

        Segment Reporting:    The Company reports financial information and evaluates its operations by total charter revenues. Although revenue can be identified for different types of charters, management does not identify expenses, profitability or other financial information for different charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it has only one operating and reportable segment.

Going Concern

        Going Concern:    The management of the Company assesses the Company's ability to continue as a going concern at each period end. The assessment evaluates whether there are conditions that give rise to substantial doubt to continue as a going concern within one year from the consolidated financial statements issuance date.

        If a substantial doubt to continue as a going concern is identified and after considering management's plans this substantial doubt is alleviated the Company discloses the following: (i) principal conditions or events that raised substantial doubt about the Company's ability to continue as a going concern (before consideration of management's plans), (ii) management's evaluation of the significance of those conditions or events in relation to the Company's ability to meet its obligations, (iii) management's plans that alleviated substantial doubt about the Company's ability to continue as a going concern.

        If a substantial doubt to continue as a going concern is identified and after considering management's plans this substantial doubt is not alleviated the Company discloses the following: (i) a statement indicating that there is substantial doubt about the Company's ability to continue as a going concern, (ii) principal conditions or events that raised substantial doubt about the Company's ability to continue as a going concern, (iii) management's evaluation of the significance of those conditions or events in relation to the Company's ability to meet its obligations, and (iv) management's plans that are intended to mitigate the conditions or events that raised substantial doubt about the Company's ability to continue as a going concern.

        The Company updates the going concern disclosure in subsequent periods until the period in which substantial doubt no longer exists disclosing how the relevant conditions or events that raised substantial doubt were resolved.

Derivative Instruments

        Derivative Instruments:    The Company entered into interest rate swap contracts to create economic hedges for its interest rate risks. The Company recorded these financial instruments at their fair value. When such derivatives do not qualify for hedge accounting, changes in their fair value are recorded in the Consolidated Statement of Operations. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in the fair value of derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income (effective portion) and are reclassified to earnings when the hedged transaction is reflected in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in income.

        At the inception of the transaction, the Company documents the relationship between hedging instruments and hedged items, as well as its risk management objective and the strategy for undertaking various hedging transactions. The Company also documents its assessment, both at the hedge inception and on an ongoing basis, of whether the derivative financial instruments that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

        On July 1, 2012, the Company elected to prospectively de-designate fair value and cash flow interest rate swaps for which it was obtaining hedge accounting treatment due to the compliance burden associated with this accounting policy. As a result, all changes in the fair value of the Company's cash flow interest rate swap agreements were recorded in earnings under "Net Unrealized and Realized Losses on Derivatives" from the de-designation date forward.

        The Company evaluated whether it is probable that the previously hedged forecasted interest payments are probable to not occur in the originally specified time period. The Company has concluded that the previously hedged forecasted interest payments are probable of occurring. Therefore, unrealized gains or losses in accumulated other comprehensive loss associated with the previously designated cash flow interest rate swaps will remain frozen in accumulated other comprehensive loss and recognized in earnings when the interest payments will be recognized. If such interest payments were to be identified as being probable of not occurring, the accumulated other comprehensive loss balance pertaining to these amounts would be reversed through earnings immediately.

        The Company does not use financial instruments for trading or other speculative purposes.

Earnings/(Loss) Per Share

        Earnings/(Loss) Per Share:    The Company has presented net earnings/(loss) per share for all years presented based on the weighted average number of outstanding shares of common stock of Danaos Corporation at the reported periods. The warrants issued in 2011 were excluded from the diluted earnings/(loss) per share for the year ended December 31, 2017, 2016 and 2015, because they were antidilutive. There are no other dilutive or potentially dilutive securities, accordingly there is no difference between basic and diluted net income per share.

Equity Compensation Plan

        Equity Compensation Plan:    The Company has adopted an equity compensation plan (the "Plan"), which is generally administered by the compensation committee of the Board of Directors. The Plan allows the plan administrator to grant awards of shares of common stock or the right to receive or purchase shares of common stock to employees, directors or other persons or entities providing significant services to the Company or its subsidiaries. The actual terms of an award will be determined by the plan administrator and set forth in written award agreement with the participant. Any options granted under the Plan will be accounted for in accordance with the accounting guidance for share-based compensation arrangements.

        The aggregate number of shares of common stock for which awards may be granted under the Plan cannot exceed 6% of the number of shares of common stock issued and outstanding at the time any award is granted. Awards made under the Plan that have been forfeited, cancelled or have expired, will not be treated as having been granted for purposes of the preceding sentence. Unless otherwise set forth in an award agreement, any awards outstanding under the Plan will vest immediately upon a "change of control", as defined in the Plan. The Plan will automatically terminate ten years after it has been most recently approved by the Company's stockholders. Refer to Note 18, "Stock Based Compensation".

        As of April 18, 2008, the Company established the Directors Share Payment Plan ("Directors Plan") under the Plan. The purpose of the Directors Plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company's Common Stock. Each member of the Board of Directors of the Company may participate in the Directors Plan. Pursuant to the terms of the Directors Plan, Directors may elect to receive in Common Stock all or a portion of their compensation. On the last business day of each quarter, the rights of common stock are credited to each Director's Share Payment Account. Following December 31st of each year, the Company will deliver to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. Refer to Note 18, "Stock Based Compensation".

        As of April 18, 2008, the Board of Directors and the Compensation Committee approved the Company's ability to provide, from time to time, incentive compensation to the employees of Danaos Shipping Company Limited (the "Manager"), in the form of free shares of the Company's common stock under the Plan. Prior approval is required by the Compensation Committee and the Board of Directors. The plan was effective since December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company's common stock as additional compensation for their services offered during the preceding period. The stock will have no vesting period and the employee will own the stock immediately after grant. The total amount of stock to be granted to employees of the Manager will be at the Company's Board of Directors' discretion only and there will be no contractual obligation for any stock to be granted as part of the employees' compensation package in future periods. Refer to Note 18, "Stock Based Compensation".

Recent Accounting Pronouncements

Recent Accounting Pronouncements:

        In May 2014, the FASB issued Accounting Standards Update No. 2014-9 "Revenue from Contracts with Customers" ("ASU 2014-09"), which will supersede the current revenue recognition guidance and outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. The ASU 2014-09 was amended by ASU 2015-14 "Revenue from Contracts with Customers: Deferral of the Effective Date" ("ASU 2015-14"), which was issued in August 2015. Public entities can now elect to defer implementation of ASU 2014-09 to interim and annual periods beginning after December 15, 2017. Additionally, ASU 2015-14 permits early adoption of the standard but not before the original effective date, i.e. annual period beginning after December 15, 2016. The standard permits the use of either the retrospective or cumulative effect transition method. In March 2016, the FASB issued ASU 2016-08, "Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)" ("ASU 2016-08"), which clarifies the implementation guidance on principal versus agent considerations. The amendments in ASU 2016-8 affect the guidance in the ASU 2014-09, which is not yet effective. ASU 2016-08 is effective for fiscal years beginning after December 15, 2017, and interim reporting periods within those years. In addition, in 2016, the FASB issued four amendments, which clarified the guidance on certain items such as reporting revenue as a principal versus agent, identifying performance obligations, accounting for intellectual property licenses, assessing collectability and presentation of sales taxes. The Company will adopt these standards as of January 1, 2018 and is currently evaluating the impact that the adoption of the new standard will have on its consolidated financial statements. The adoption of these standards is not expected to have a material impact on the operating revenue of the Company since virtually all of its operating revenues are generated from time charter and bareboat charter agreements.

        In January 2016, the FASB issued Accounting Standards Update No. 2016-01, "Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01"). ASU 2016-01 requires all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this Update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition the amendments in this Update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement for to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. The amendments are effective for annual periods beginning after December 15, 2017, including interim periods within those fiscal years. Early application is not permitted. The adoption of the standard is not expected to have a material impact on the consolidated financial statements and notes disclosures.

        In February 2016, the FASB issued Accounting Standards Update No. 2016-02, "Leases (Topic 842)" ("ASU 2016-02"). ASU 2016-02 will apply to both types of leases—capital (or finance) leases and operating leases. According to the new Accounting Standard, lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. This guidance requires companies to identify lease and non-lease components of a lease agreement. Lease components relate to the right to use the leased asset and non-lease components relate to payments for goods or services that are transferred separately from the right to use the underlying asset. Total lease consideration is allocated to lease and non-lease components on a relative standalone basis. The recognition of revenues related to lease components will be governed by ASC 842 while revenue related to non-lease components will be subject to ASC 606. In January 2018, the FASB issued a proposed amendment to ASU 842, that would provide an entity the optional transition method to initially account for the impact of the adoption with a cumulative adjustment to retained earnings on the effective date of the ASU, January 1, 2019 rather than January 1, 2017, which would eliminate the need to restate amounts presented prior to January 1, 2019. In addition, lessors can elect, as a practical expedient, not to allocate the total consideration to lease and non-lease components based on their relative standalone selling prices. If adopted, this practical expedient will allow lessors to elect a combined single lease component presentation if (i) the timing and pattern of the revenue recognition of the combined single lease component is the same, and (ii) the related lease component and, the combined single lease component would be classified as an operating lease. ASC 842 provides practical expedients that allow entities to not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases; and (iii) reassess initial direct costs for any existing leases. The Company plans to adopt the standard on January 1, 2019 and expects to elect the use of practical expedients. The Company has not completed its analysis of this ASU. Based on a preliminary assessment, the Company is expecting that the adoption will not have a material effect on its consolidated financial statements since the Company is primarily a lessor and the changes are fairly minor.

        In June 2016, the FASB issued ASU 2016-13, "Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments" ("ASU 2016-13"), which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables. The ASU 2016-13 is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the impact of the new standard on the Company's consolidated financial statements.

        In August 2016, the FASB issued ASU 2016-15, "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments" ("ASU 2016-15"). The FASB issued ASU 2016-15 to decrease the diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments in this update provide guidance on eight specific cash flow issues. Additionally, in November 2016, the FASB issued ASU 2016-18, "Statement of Cash Flows (Topic 230): Restricted Cash—a consensus of the FASB Emerging Issues Task Force" ("ASU 2016-18"), which requires that amounts described as restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. These revised standards are effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted. The restricted cash balance of $2,812 thousand as of December 31, 2017 and December 31, 2016 would be subject to the change in the presentation in the consolidated statements of cash flows and notes disclosures.